Balance Sheet Components - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Total property and equipment	$ 13,372	$ 25,837	$ 7,362
Less: accumulated depreciation	(838)	(3,207)	(855)
Total property and equipment, net	12,534	22,630	6,507
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property and equipment	1,264	321	3
Computers and Network Equipment
Property Plant And Equipment [Line Items]
Total property and equipment	0	251	108
Lab Equipment
Property Plant And Equipment [Line Items]
Total property and equipment	0	12,521	6,680
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total property and equipment	12,108	304	94
Construction in Progress
Property Plant And Equipment [Line Items]
Total property and equipment	$ 0	$ 12,440	$ 477